CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - SEK (kr) kr in Thousands		Share Capital [Member]	Shares Premium [Member]	Foreign Currency Translation Reserve [Member]	Retained Earning [Member]	Total Equity [Member]
Beginning balance, value at Dec. 31, 2023		kr 309	kr 3,430,225	kr (9,350)	kr (2,730,288)	kr 690,896
IfrsStatementLineItems [Line Items]
Net loss					(967,611)	(967,611)
Other comprehensive income				(30,720)		(30,720)
Total comprehensive loss				(30,720)	(967,611)	(998,331)
Issuance of new shares		10	309,506			309,516
Repurchase of warrants			(59)			(59)
Equity-settled share-based payments			10,171			10,171
Ending balance, value at Dec. 31, 2024		319	3,749,843	(40,070)	(3,697,899)	12,193
IfrsStatementLineItems [Line Items]
Net loss					(1,721,676)	(1,721,676)
Other comprehensive income				64,004		64,004
Total comprehensive loss				64,004	(1,721,676)	(1,657,672)
Issuance of new shares		57	758,371			758,428
Increase of share capital from premium reserve	[1]	154	(154)
Convertible debenture converted to equity			797,808			797,808
Proceeds from issuance of warrants			15,614			15,614
Equity-settled share-based payments			15,629			15,629
Ending balance, value at Dec. 31, 2025		kr 529	kr 5,337,112	kr 23,934	kr (5,419,575)	kr (58,000)

[1]	Einride’s share capital, which is restricted equity, increased by SEK 154 thousand through a transfer from share premium, which is non-restricted equity, for the year ended December 31, 2025. (Sw. Fondemission).